Restructuring Activities (Details) - Schedule of Restructuring Costs Payable for Costs Incurred Related to the Restructuring Activities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Restructuring Costs Payable for Costs Incurred Related to the Restructuring Activities [Abstract]
Restructuring costs payable	$ 52
Restructuring costs incurred		845
Restructuring costs paid		(793)
Restructuring costs payable		$ 52
Less discontinued operations	(52)
Restructuring costs – continuing operations